CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.   CASH AND CASH EQUIVALENTS

The breakdown of cash and cash equivalents is as follows:

		2017		2018
		Balance		Balance
		Original currency		Original currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Cash on hand	Rp	—	12	—	36
Cash in banks
Related parties
PT Bank Mandiri (Persero) Tbk (“Bank Mandiri”)	Rp	—	1,481	—	1,199
	US$	27	367	10	139
	JPY	7	1	8	1
	EUR	1	17	1	20
	HKD	1	2	1	1
	AUD	0	0	0	0
PT Bank Negara Indonesia (Persero) Tbk (“BNI”)	Rp	—	968	—	791
	US$	1	13	2	28
	EUR	0	6	0	0
	SGD	0	0	0	0
PT Bank Rakyat Indonesia (Persero) Tbk (“BRI”)	Rp	—	466	—	728
	US$	6	82	2	31
PT Bank Tabungan Negara (Persero) Tbk (“BTN”)	Rp	—	7	—	342
Others	Rp	—	40	—	58
	US$	0	1	0	0
Sub-total			3,451		3,338
Third parties
PT Bank Permata Tbk (“Bank Permata”)	Rp	—	278	—	218
	US$	0	2	2	30
PT Bank HSBC Indonesia ("HSBC")	Rp	—	—	—	1
The Hongkong and Shanghai Banking Corporation Ltd. ("HSBC Hongkong")	US$	14	184	12	181
	HKD	4	6	5	9
Standard Chartered Bank (“SCB”)	Rp	—	0	—	0
	US$	11	154	10	148
	SGD	0	1	1	14
PT Bank UOB Indonesia (“UOB”)	Rp	—	23	—	17
United Overseas Bank Limited ("UOB Singapore")	US$	1	15	4	55
	SGD	0	2	1	14
	MYR	2	8	3	9
Others	Rp	—	335	—	154
	US$	4	46	4	60
	EUR	1	20	1	20
	MYR	0	0	3	12
	TWD	8	4	17	8
	AUD	0	1	0	2
	HKD	0	0	0	0
	MOP	0	0	0	0
Sub-total			1,079		952
Total cash in banks			4,530		4,290
Time deposits
Related parties
BNI	Rp	—	5,315	—	2,640
	US$	9	116	58	837
BTN	Rp	—	2,958	—	2,559
	US$	—	—	31	446
BRI	Rp	—	4,954	—	1,911
	US$	15	203	47	676
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (“BJB”)	Rp	—	1,726	—	1,295
Bank Mandiri	Rp	—	446	—	611
	US$	—	—	16	230
Others	Rp	—	67	—	1
Sub-total			15,785		11,206

Third parties
PT Bank Tabungan Pensiunan Nasional Tbk (“BTPN”)	Rp	—	676	—	181
	US$	30	401	25	363
UOB	US$	20	263	30	429
PT Bank Mega Tbk (“Bank Mega”)	Rp	—	1,243	—	365
PT Bank Bukopin Tbk (“Bank Bukopin”)	Rp	—	22	—	248
PT Bank CIMB Niaga Tbk (“Bank CIMB Niaga”)	Rp	—	600	—	190
	US$	2	31	—	—
PT Bank Muamalat Indonesia Tbk	Rp	—	91	—	40
PT Bank OCBC NISP Tbk (“OCBC NISP”)	Rp	—	1,200	—	—
SCB	US$	10	136	—	—
PT Bank ANZ Indonesia ("ANZ")	Rp	—	5	—	—
	US$	5	73	—	—
Others	Rp	—	30	—	52
	MYR	14	47	11	39
Sub-total			4,818		1,907
Total time deposits			20,603		13,113
Provision for impairment of cash and cash equivalent			—		(4)
Total			25,145		17,435

Interest rates per annum on time deposits are as follows:

	2017	2018
Rupiah	2.85%‑8.50%	2.60%‑9.25%
Foreign currencies	0.40%‑3.50%	0.50%‑3.75%

The related parties in which the Group places its funds are state-owned banks. The Group placed the majority of its cash and cash equivalents in these banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State.

Refer to Note 33 for details of related party transactions.